Property, plant and equipment - Owned Assets (Details) $ in Thousands, t in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,052,060
Value at end of period	3,075,198	$ 3,052,060
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,448,736
Value at end of period	2,277,224	2,448,736
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	386,905
Value at end of period	$ 561,860	386,905
Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned asset (in tonnes) | t	1.8
Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 182,173
Value at end of period	203,254	182,173
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	34,246
Value at end of period	32,860	34,246
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,614,798	5,299,801
Additions	273,032	370,136
Disposals and other	38,575	55,139
Value at end of period	5,849,255	5,614,798
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,861,912	4,787,515
Additions	66,802	116,850
Disposals and other	20,222	42,453
Value at end of period	4,908,492	4,861,912
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	386,905	155,871
Additions	174,955	231,034
Disposals and other	0	0
Value at end of period	561,860	386,905
Cost | Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned assets, capitalized interest	54,000
Cost | Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	210,099	201,947
Additions	30,426	20,838
Disposals and other	0	12,686
Value at end of period	240,525	210,099
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	155,882	154,468
Additions	849	1,414
Disposals and other	18,353	0
Value at end of period	138,378	155,882
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,562,738)	(2,359,024)
Disposals and other	(38,575)	(39,688)
Depreciation	249,894	243,402
Value at end of period	(2,774,057)	(2,562,738)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,413,176)	(2,215,060)
Disposals and other	(20,222)	(31,058)
Depreciation	238,314	229,174
Value at end of period	(2,631,268)	(2,413,176)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(27,926)	(25,448)
Disposals and other	0	(8,601)
Depreciation	9,345	11,079
Value at end of period	(37,271)	(27,926)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(121,636)	(118,516)
Disposals and other	(18,353)	(29)
Depreciation	2,235	3,149
Value at end of period	$ (105,518)	$ (121,636)